Stockholders Equity	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Stockholders Equity [Text Block]
12.	Stockholders’ Equity

Effective August 10, 2015, the Company effected a reverse stock split of the basis of 1:40. As such, the Company’s authorized capital was decreased from 450,000,000 shares of common stock to 11,250,000 shares of common stock and an aggregate of 53,278,818 shares of common stock issued and outstanding were decreased to 1,331,977 shares of common stock. These financial statements give retroactive effect to such reverse split and all share and per share amounts have been adjusted accordingly.

Authorized

11,250,000 shares of common stock, par value $0.001.

Nine months ended October 31, 2015

i)

In connection with a debt settlement agreement, the Company issued 2,500 common shares to a consultant of the Company. The fair value of $4.80 per share was determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued. There was no gain or loss in connection with the debt settlement agreement.

ii)

On July 3, 2015, the Company issued an aggregate 205,248 shares of common stock at $4 per share, in connection with warrant amendment agreements (the “Warrant Amendments”) for gross proceeds of $821,000. Under the terms of the Warrant Amendments, the holders of such warrants elected to reduce the exercise price of the warrants from $6 to $4, subject to a shortened exercise period and subject to certain resale restrictions on the shares issuable upon exercise of such warrants. Of the total, an aggregate of 140,249 of the shares issued were issued to a director and officer of the Company and a director of the Company for an aggregate exercise price of $560,996.

The Company determined that the Warrant Amendments must be accounted for using modification accounting pursuant to the guidance under Accounting Standards Codification 718 (“ASC 718 ”). Under this guidance, a short-term inducement offer shall be accounted for as a modification of the terms of equity based awards, to the extent that the inducement is accepted by the equity holders. Modification accounting requires the incremental fair value of the instrument arising from the modification to be recognized as an expense on the income statement, or a charge directly to equity, depending on the nature of the offer. The Company determined that it was appropriate to record the incremental fair value of the Warrant Amendments as an expense on the income statement and consequently the Company recorded the incremental fair value as a component of general and administrative expenses on the consolidated statement of operations for the three and nine months ended October 31, 2015. The Company determined that the incremental fair value of the instruments arising from the modification was $32,800, based on the difference between the fair value of the warrants immediately prior to the amendment and the fair value of these instruments immediately after the amendment. The fair values were determined using the Black Scholes option pricing model based on the following assumptions: risk free interest rate 1.33%, expected life: 3.94 years, expected volatility: 139.54%, dividend yields: 0.00%.

iii)

On August 3, 2015, the Company consummated a tender offer to amend and exercise certain warrants to purchase common stock of the Company. Under the terms of the tender offer, the holders of such warrants elected to reduce the exercise price of the warrants from $6 to $4, subject to a shortened exercise period and subject to certain resale restrictions on the shares issuable upon exercise of such warrants. Pursuant to the tender offer, the holders of an aggregate of 380,457 warrants agreed to amend their warrants and tendered and exercised such warrants for gross proceeds to the Company of $1,521,996.

In connection with the Tender Offer, the Company incurred issuance costs of $91,422.

2014 Stock Option Plan

On June 6, 2014, the Company’s board of directors approved a 2014 Long-Term Incentive Plan (the “2014 Plan”), which provides for the grant of stock options, restricted shares, restricted share units and performance stock and units to directors, officers, employees and consultants of the Company. Stockholder approval of the plan was obtained on August 21, 2014.

The maximum number of our common shares reserved for issue under the plan is 2,750,000 shares subject to adjustment in the event of a change of the Company’s capitalization (as described in the 2014 Plan). As a result of the adoption of the 2014 Plan, no further option awards will be granted under any previously existing stock option plan. Stock option awards previously granted under previously existing stock option plans remain outstanding in accordance with their terms.

The 2014 Plan is administered by the board of directors, except that it may, in its discretion, delegate such responsibility to a committee of such board. The exercise price will be determined by the board of directors at the time of grant. Stock options may be granted under the 2014 Plan for an exercise period of up to ten years from the date of grant of the option or such lesser periods as may be determined by the board, subject to earlier termination in accordance with the terms of the 2014 Plan. At October 31, 2015, 607,101 options remain available for issuance under the 2014 Plan.

Stock Based Compensation

A summary of the status of the Company’s outstanding stock options for the periods ended October 31, 2015 and January 31, 2015 is presented below:

		Weighted	Weighted Average
	Number	Average	Grant Date
	of Options	Exercise Price	Fair Value
Outstanding at February 1, 2014	75,125	$13.60
Expired	(7,125)	$10.00
Granted	1,726,875	$5.20	$8.40

Outstanding at January 31, 2015	1,794,875	$5.48	$8.40
Expired	(9,375)	$23.33
Forfeited	(3,750)	$4.48
Granted	422,399	$4.48	$4.16

Outstanding at October 31, 2015	2,204,149	$5.22

Exercisable at October 31, 2015	1,113,471	$5.49

Exercisable at January 31, 2015	346,563	$6.80

At October 31, 2015, the following stock options were outstanding, entitling the holder thereof to purchase common shares of the Company as follows:

	Exercise	Expiry	Number
Number	Price	Date	Vested
375	$10.00	December 19, 2015	375
3,750	$14.00	January 6, 2016	3,750
3,750	$22.00	January 6, 2016	3,750
5,000	$30.00	January 6, 2016	5,000
1,375	$10.00	April 1, 2016	1,375
15,000	$10.00	October 9, 2017	15,000
1,250	$10.00	February 1, 2018	1,250
3,750	$10.00	May 1, 2018	3,750
2,000	$10.00	April 1, 2019	2,000
25,000	$10.00	July 30, 2022	25,000
1,699,250	$5.12	June 6, 2024	949,750
25,000	$6.00	June 10, 2024	15,000
37,500	$4.48	February 3, 2025	-
37,500	$4.48	February 25, 2025	-
6,250	$4.80	July 6, 2025	-
337,399	$4.40	August 18, 2025	87,471

2,204,149			1,113,471

The aggregate intrinsic value of stock options outstanding is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s common stock. At October 31, 2015, the aggregate intrinsic value of stock options outstanding is $Nil and exercisable is $Nil (January 31, 2015: $Nil and $Nil, respectively).

During the three and nine months ended October 31, 2015, the Company recognized a total fair value of $1,613,117 and $4,065,628, respectively (2014: $1,973,875 and $2,094,586, respectively) of stock based compensation expense relating to the issuance of stock options in exchange for services. An amount of approximately $9,232,000 in stock based compensation expense is expected to be recognized over the remaining vesting term of these options to August, 2018.

The fair value of each option award was estimated on the date of the grant using the Black-Scholes option pricing model based on the following weighted average assumptions:

	2015	2014
Expected term of stock option (years) (1)	6.43	2.14
Expected volatility (2)	124.33%	142.13%
Stock price at date of issuance	$4.71	$5.60
Risk-free interest rate	1.81%	0.53%
Dividend yields	0.00%	0.00%

(1)	As the Company has insufficient historical data on which to estimate the expected term of the options, the Company has elected to apply the short-cut method to determine the expected term under the guidance of Staff Accounting Bulletin No. 110 (“SAB 110”). .

(2)	As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

Share Purchase Warrants

At October 31, 2015, the Company had 1,508,018 share purchase warrants outstanding as follows:

	Exercise	Expiry
Number	Price	Date
6,250	$4.00	November 14, 2016
6,250	$4.00	November 26, 2016
5,688	$4.00	December 24, 2016
12,451	$10.00	August 10, 2017
3,750	$10.00	August 10, 2018
60,001	$6.00	April 4, 2019
555,968	$6.00	June 10, 2019
155,052	$3.00	June 10, 2019
168,883	$6.00	July 8, 2019
29,343	$3.00	July 8, 2019
24,625	$8.00	October 23, 2019
365,688	$4.80	June 15, 2022
36,569 (1)	$4.80	June 15, 2022
15,000	$4.80	July 6, 2022
62,500	$5.11	September 1, 2022

1,508,018

(1)	These warrants may vest and become exercisable only under certain anti-dilution performance conditions contained in the warrant

During the nine months ended October 31, 2015, the Company issued an aggregate of 479,757 warrants exercisable at a weighted average exercise price of $4.84 per share for a period of seven years from the date of issuance, pursuant to negotiated consulting and endorsement agreements. The weighted average grant date fair value of these warrants at issuance was $4.61 for an aggregate grant date fair value of $2,239,000, based on the Black-Scholes option pricing model using the following weighted average assumptions: expected term 7 years, expected volatility 153.15%, expected dividend yield 0.00%, risk free interest rate 2.12% . Stock based compensation is being recorded in the financial statements over the vesting term of three years from the date of grant. The Company recognized stock based compensation expense of $165,849 and $325,648 during the three and nine months ended October 31, 2015, respectively (2014: $Nil and $Nil, respectively) in connection with warrants granted.

Certain of the warrants granted during the nine months ended October 31, 2015 become exercisable only under certain anti-dilution performance conditions contained in the warrant agreement. The fair value of these warrants at issuance was calculated to be $168,530 based on the Black-Scholes option pricing model using the following assumptions: expected term 7 years, expected volatility 153.00%, expected dividend yield 0.00%, risk free interest rate 2.11% . No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

A summary of the Company’s share purchase warrants outstanding is presented below:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at February 1, 2014	94,262	$16.00
Cancelled	(15,000)	$20.00
Issued	1,579,581	$5.60
Expired	(30,262)	$25.60

Outstanding at January 31, 2015	1,628,581	$5.74
Issued	479,757	$4.84
Exercised	(585,709)	$4.00
Expired	(14,611)	$9.82
Outstanding at October 31, 2015	1,508,018	$5.10

12. Stockholders’ Equity

Authorized

On June 6, 2014, the Company’s board of directors approved an amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 2,500,000 to 11,250,000. The shareholders of the Company ratified and approved this amendment through a majority vote of written consent of the Company’s stockholders on August 21, 2014.

Year ended January 31, 2015

i)	On May 12, 2014, the Company issued an aggregate of 45,388 common shares in settlement of loans outstanding of $180,703, including aggregate accrued interest of $5,703.

ii)	On June 17, 2014, the Company issued 8,250 common shares as partial consideration related to the settlement of a loan outstanding of $124,444.

iii)

On June 17, 2014, the Company issued 1,505 common shares as payment to a vendor for fees rendered, pursuant to a debt settlement agreement dated May 16, 2014 whereby the Company agreed to settle $4,605 (CDN$5,000) in amounts owing to the vendor. This resulted in a loss on extinguishment of debt of $3,945. The fair value of $5.68 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

iv)

On September 25, 2014, the Company issued 5,625 common shares to a director of the Company as consideration under a board agreement dated September 24, 2013 (the “Board Agreement”). These shares were recorded at their fair values on the date they were committed to be issued pursuant to the Board Agreement. The fair values per share were determined with reference to the quoted market price of the Company’s stock on the respective commitment dates.

Year ended January 31, 2014

i)

On February 21, 2013, the Company reduced the price of 5,000 units and 350 common shares issued during the year ended January 31, 2013 from $20.00 to $10.00 per unit and share, respectively. Consequently, the Company issued 5,000 units and 350 common shares for no additional consideration. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $30.00 per share for a period of two years from the date of the initial offering. The Company determined that the aggregate fair value on the grant date of these units and shares was $239,680 and recorded the entire amount as a shareholder dividend in the financial statements during the year ended January 31, 2014. The fair value of $44.80 per share was determined by reference to the quoted market price of the Company’s stock on the date of issuance.

ii)

On April 19, 2013, the Company issued 49,825 shares of common stock at a price of $10.00 per share and 2,500 units of the Company at $10.00 per unit for gross proceeds of $523,250. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $10.00 per share for a period of two years. In connection with the foregoing private placement, the Company issued 2,611 warrants to four finders. Each warrant is exercisable into one share of common stock of the Company at an exercise price of $30.00 per share for a period of two years. The Company paid finder’s fees of $26,610 in connection with this private placement.

iii)	On May 6, 2013, the Company issued 25,000 shares of common stock at a price of $10.00 per share for gross proceeds of $250,000 to be received in four tranches as follows:

	(i)	$50,000 payable on closing of the Financing (the “Closing”)(received);

	(ii)	$50,000 payable on or before the date which is five months from the Closing (the “First Tranche”)(received);

	(iii)	$50,000 payable on or before the date which is ten months from the Closing (the “Second Tranche”); and

	(iv)	the remaining $100,000 payable on or before the date which is one year from the Closing (the “Final Tranche”)

In connection with the 20,000 common shares issuable in connection with the First Tranche, the Second Tranche and the Final Tranche, the Company entered into an escrow agreement pursuant to which these shares were placed in escrow to be released when the Company received full payment for such shares.

The Company paid a finders’ fee of 500 warrants in connection with this private placement. These warrants are exercisable at $10.00 per share for a period of two years.

On April 7, 2014, the Company did not receive payment for the Second Tranche and the remaining 15,000 common shares held in escrow were returned to the Company’s treasury for cancellation.

iv)

On June 3, 2013, the Company issued 1,875 common shares in exchange for services rendered pursuant to a consulting agreement dated April 11, 2013. The shares were recorded at a fair value of $89,250. The fair value of $47.60 per share was determined with reference to the quoted market price of the company’s common stock on the commitment date.

v)

On October 7, 2013, the Company issued 6,000 units at a price of $10.00 per share for gross proceeds of $60,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $10.00 per share for a period of eighteen months.

vi)

On November 21, 2013, the Company issued 108 common shares pursuant to a debt settlement agreement dated July 8, 2013, as payment to a vendor of $4,820 owing. This resulted in a gain on extinguishment of debt of $3,701. The fair value of $10.40 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

vii)

On November 21, 2013, the Company issued 625 common shares as additional consideration to a lender under a promissory note agreement in the principal amount of $23,992 (CDN$25,000). This loan was issued and repaid during the year ended January 31, 2014. The fair value at issuance of these shares of $6,500, determined with reference to the quoted market price of these shares at the date of issuance. In connection with the issuance of this loan, the Company incurred aggregate financing fees of $10,099, which included the fair value of the shares issued.

viii)

On January 13, 2014, the Company issued 375 shares in exchange for services rendered pursuant to an investor relations agreement dated December 6, 2012. The Company determined that the fair value on the grant date of these shares was $3,750 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $10.00 per share was determined by reference to the price at which common shares were being sold in private placement offerings at or around the transaction date.

ix)

On January 13, 2014, the Company issued 746 common shares pursuant to a consulting agreement dated February 15, 2013 (the “Consulting Agreement”), whereby the Company agreed to issue shares in exchange for services to be rendered during the term of the Consulting Agreement, to September 30, 2013. The consultant was entitled to receive a monthly fee of $4,500 payable in shares, based on the average closing price of the Company’s shares for the first month of trading commencing on the date of the Consulting Agreement. As a result, the Company issued 100 shares per month for the term of the agreement. During the year ended January 31, 2014, the Company recorded $2,089 (2013: $nil) in fees paid in shares pursuant to this Consulting Agreement.

x)

On January 13, 2014, the Company issued 625 common shares as payment to a vendor of $15,000 owing for consulting fees rendered, pursuant to a debt settlement agreement dated July 18, 2013. This resulted in a gain on extinguishment of debt of $13,250. The fair value of $2.80 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

xi)

On January 13, 2014, the Company issued 1,587 common shares as payment to a vendor for consulting fees rendered, pursuant to a debt settlement agreement dated September 18, 2013 whereby the Company has agreed to settle an aggregate of $40,000 in amounts owing to the vendor, along with cash payments totaling $20,000. The Company recorded a reduction in amounts owing to the vendor of $4,444 in connection with the issuance of the shares. The fair value of $2.80 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

xii)

On January 13, 2014, the Company issued 1,875 common shares pursuant to a board agreement dated September 24, 2013, whereby the Company has agreed to issue 1,875 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 7,500 common shares over the term. During the year ended January 31, 2014, the Company recorded directors fees of $18,000 (2013: $Nil) in respect of the first 1,875 common shares that have been earned under this agreement. The fair value of $9.60 per share was determined with reference to the quoted market price of the shares on the date of issuance.

xiii)

On January 31, 2014, the Company issued 11,250 common shares in exchange for the cancellation of an aggregate of 11,250 stock options pursuant to an Amendment Agreement dated January 6, 2014 with a director of the Company, whereby the Company agreed to amend the terms of the directors’ compensation in connection with a board agreement dated July 19, 2013. During the year ended January 31, 2014, the Company recorded directors fees of $31,200 (2013: $Nil) in respect of the issuance of these shares. The fair value of the grant was determined as the difference between the quoted market price of the shares on the date of issuance of $45,000, less the fair value of the stock options cancelled of $13,800, as exchange for their issuance. The fair value of the stock options cancelled was determined based on the Black Scholes option pricing model using the following weighted average assumptions: Estimated volatility 138.17%, stock price $4.00, risk-free interest rate 0.40%, expected term 1.53 years, estimated dividends 0%.

2014 Stock Option Plan

On June 6, 2014, the Company’s board of directors approved a 2014 Long-Term Incentive Plan (the “2014 Plan”), which provides for the grant of stock options, restricted shares, restricted share units and performance stock and units to directors, officers, employees and consultants of the Company. Stockholder approval of the plan was obtained on August 21, 2014.

The maximum number of our common shares reserved for issue under the plan is 2,750,000 shares subject to adjustment in the event of a change of the Company’s capitalization (as described in the 2014 Plan). As a result of the adoption of the 2014 Plan, no further option awards will be granted under any previously existing stock option plan. Stock option awards previously granted under previously existing stock option plans remain outstanding in accordance with their terms.

The 2014 Plan is administered by the board of directors, except that it may, in its discretion, delegate such responsibility to a committee of such board. The exercise price will be determined by the board of directors at the time of grant. Stock options may be granted under the 2014 Plan for an exercise period of up to ten years from the date of grant of the option or such lesser periods as may be determined by the board, subject to earlier termination in accordance with the terms of the 2014 Plan. At January 31, 2015, 1,025,750 options remain available for issuance under the 2014 Plan.

Stock Based Compensation

A summary of the status of the Company’s outstanding stock options for the periods ended January 31, 2015 and 2014 is presented below:

		Weighted	Weighted Average
	Number	Average	Grant Date
	of Options	Exercise Price	Fair Value
Outstanding at February 1, 2013	47,125	$10.00
Granted	39,250	$20.00	$17.60
Cancelled	(11,250)	$20.00
Outstanding at January 31, 2014	75,125	$13.60
Expired	(7,125)	$10.00
Granted	1,726,875	$5.20	$8.40

Outstanding at January 31, 2015	1,794,875	$5.60	$8.40

Exercisable at January 31, 2015	346,563	$6.80

Exercisable at January 31, 2014	56,155	$15.20

At January 31, 2015, the following stock options were outstanding, entitling the holder thereof to purchase common shares of the Company as follows:

	Exercise	Expiry	Number
Number	Price	Date	Vested
500 *	$10.00	February 1, 2015	500
2,250 *	$10.00	February 14, 2015	2,250
375	$10.00	July 25, 2015	375
6,250	$30.00	October 1, 2015	6,250
375	$10.00	December 19, 2015	375
3,750	$14.00	January 6, 2016	3,750
3,750	$22.00	January 6, 2016	3,750
5,000	$30.00	January 6, 2016	5,000
1,375	$10.00	April 1, 2016	1,375
15,000	$10.00	October 9, 2017	15,000
1,250	$10.00	February 1, 2018	1,250
3,750	$10.00	May 1, 2018	1,875
2,000	$10.00	April 1, 2019	2,000
25,000	$10.00	July 30, 2022	25,000
1,699,250	$5.12	June 6, 2024	277,813
25,000	$6.00	June 10, 2024	-

1,794,875			346,563

*Subsequent to January 31, 2015 these options expired unexercised.

The aggregate intrinsic value of stock options outstanding is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s common stock. At January 31, 2015, the aggregate intrinsic value of stock options outstanding is $Nil and exercisable is $Nil (January 31, 2014: $Nil and $Nil, respectively).

During the year ended January 31, 2015, the Company recognized a total fair value of $3,318,241 (2014: $ $715,915) of stock based compensation expense relating to the issuance of stock options in exchange for services. An amount of $11,614,380 in stock based compensation expense is expected to be recognized over the remaining vesting term of these options to June 10, 2018.

The fair value of each option award was estimated on the date of the grant using the Black-Scholes option pricing model based on the following weighted average assumptions:

	2015	2014
Expected term of stock option (years) (1)	6.54	1.48
Expected volatility (2)	110.84%	184.40%
Stock price at date of issuance	$5.20	$28.40
Risk-free interest rate	2.07%	0.18%
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate the expected term of the options, the Company has elected to apply the short-cut method to determine the expected term under the guidance of Staff Accounting Bulletin No. 110 (“SAB 110”).

(2) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

Share Purchase Warrants

At January 31, 2015, the Company had 1,628,581 share purchase warrants outstanding as follows:

	Exercise	Expiry
Number	Price	Date
6,000	$10.00	April 7, 2015
3,000	$10.00	April 19, 2015
2,611	$30.00	April 19, 2015
3,000	$11.20	October 4, 2015
12,451	$10.00	August 10, 2017
6,250	$4.00	November 14, 2016
6,250	$4.00	November 26, 2016
5,688	$4.00	December 24, 2016
3,750	$10.00	August 10, 2018
60,001	$6.00	April 4, 2019
1,106,459	$6.00	June 10, 2019
155,052	$3.00	June 10, 2019
204,101	$6.00	July 8, 2019
29,343	$3.00	July 8, 2019
24,625	$8.00	October 23, 2019

1,628,581

During the year ended January 31, 2015, 600 share purchase warrants exercisable at $10.00 per share and 5,363 share purchase warrants exercisable at $30.00 per share expired unexercised.

A summary of the Company’s share purchase warrants outstanding is presented below:

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at January 31, 2013	54,063	$18.80
Issued	40,199	$12.40
Outstanding at January 31, 2014	94,262	$16.00
Cancelled	(15,000)	$20.00
Issued	1,579,582	$5.60
Expired	(30,263)	$25.60

Outstanding at January 31, 2015	1,628,581	$5.60